Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2020		2019
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	32
Gas	18-95	38	15-95	36
Transmission
Electric	20-90	43	20-90	43
Gas	10-85	35	5-85	32
Generation	1-85	24	1-85	25
Other	2-70	14	3-70	14

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2020
Distribution
Electric	$11,921	$(3,223)	$8,698
Gas	5,546	(1,422)	4,124
Transmission
Electric	15,888	(3,413)	12,475
Gas	2,360	(719)	1,641
Generation	6,441	(2,550)	3,891
Other	4,178	(1,347)	2,831
Assets under construction	2,012	—	2,012
Land	326	—	326
	$48,672	$(12,674)	$35,998

2019
Distribution
Electric	$11,396	$(3,125)	$8,271
Gas	5,277	(1,330)	3,947
Transmission
Electric	15,207	(3,293)	11,914
Gas	2,267	(681)	1,586
Generation	6,380	(2,472)	3,908
Other	4,042	(1,327)	2,715
Assets under construction	1,329	—	1,329
Land	318	—	318
	$46,216	$(12,228)	$33,988

Schedule of Jointly-Owned Facilities	As at December 31, 2020, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions, except as noted)	(%)	Cost	Depreciation	Value
Transmission Facilities	1.0-80.0	$980	$(381)	$599
Springerville Common Facilities (1)	86.0	505	(251)	254
San Juan Unit 1 ("San Juan")	50.0	370	(304)	66
Springerville Coal Handling Facilities	83.0	268	(121)	147
Four Corners Units 4 and 5 ("Four Corners")	7.0	235	(97)	138
Gila River Common Facilities	50.0	108	(36)	72
Luna Energy Facility ("Luna")	33.3	74	(2)	72
		$2,540	$(1,192)	$1,348
(1) In December 2020 TEP purchased an additional 32.2% undivided interest in the Springerville Common Facilities, previously recorded as a finance lease (Note 15). Also in December 2020, TEP sold a 14% interest in the Springerville Common Facilities.